Parent Holding Company Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income	$ 136.7	$ 185.9	$ 205.5
Net cash provided by operating activities	254.1	355.1	441.4
Net cash provided by (used in) investing activities	(595.4)	(493.1)	(907.6)
Dividends paid on common stock	(39.3)	(39.6)	(38.9)
Net cash used in financing activities	327.7	181.7	294.0
(Decrease) increase in cash and cash equivalents	(13.6)	43.7	(172.2)
Cash and cash equivalents, beginning of period	152.0	108.3	280.5
Cash and cash equivalents, end of period	138.4	152.0	108.3
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	136.7	185.9	205.5
Equity in net income of subsidiaries	(176.2)	(206.5)	(237.8)
Dividends received from subsidiaries	94.3	244.0	170.0
Changes in operating assets and liabilities	(24.5)	(16.6)	2.1
Net cash provided by operating activities	30.3	206.8	139.8
Capital contributions to subsidiaries	(9.0)	(90.0)	(35.9)
Return of capital from subsidiaries	76.1	12.7	1.8
Receivables from subsidiaries	13.3	13.9	(15.7)
Investment securities and other	0.3	0.6	(0.7)
Net cash provided by (used in) investing activities	80.7	(62.8)	(50.5)
Issuance and repurchase of common stock, net	(81.3)	(67.4)	(51.0)
Dividends paid on common stock	(39.3)	(39.6)	(38.9)
Net cash used in financing activities	(120.6)	(107.0)	(89.9)
(Decrease) increase in cash and cash equivalents	(9.6)	37.0	(0.6)
Cash and cash equivalents, beginning of period	44.1	7.1	7.7
Cash and cash equivalents, end of period	$ 34.5	$ 44.1	$ 7.1